UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-21630

                                         Alpha Core Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                 Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert D. DiCarlo,

President

Alpha Core Strategies Fund

50 South LaSalle Street

                                 Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

ALPHA CORE STRATEGIES FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

5	STATEMENT OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

7	STATEMENT OF CASH FLOWS

8	FINANCIAL HIGHLIGHTS

9	NOTES TO THE FINANCIAL STATEMENTS

14	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

15	TRUSTEES AND OFFICERS

20	FOR MORE INFORMATION

NOT FDIC INSURED

May lose value/No bank guarantee

ANNUAL REPORT	1	ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES	MARCH 31, 2016

Rounded to thousands, except per unit data
ASSETS:
Investments in Sub-Funds, at fair value (Cost $620,208,000)	$722,275,000
Cash and cash equivalents	2,348,000
Deposit on pending investments in Sub-Funds	15,000,000
Receivable for Sub-Funds sold	1,350,000
Receivable for Dividends	1,000
Prepaid and other assets	53,000
Total Assets	741,027,000
LIABILITIES:
Capital subscriptions received in advance	10,213,000
Payable for fund shares redeemed	10,390,000
Payable to affiliates:
Investment management fees	1,761,000
Administration fees and expenses	61,000
Custody and accounting fees	11,000
Transfer agent fees and expenses	6,000
Trustee fees and expenses	7,000
Other accrued liabilities	304,000
Total Liabilities	22,753,000
Net Assets	$718,274,000
ANALYSIS OF NET ASSETS:
Net capital	$601,220,000
Accumulated net investment loss	(54,287,000)
Accumulated undistributed net realized gain	69,274,000
Net unrealized appreciation (depreciation) on investments	102,067,000
Net Assets	$718,274,000

Units Outstanding (unlimited authorization)	46,229,000

Net Asset Value, Per Unit	$15.54

See Notes to the Financial Statements.

ALPHA CORE STRATEGIES FUND	2	ANNUAL REPORT

ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS	MARCH 31, 2016

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 100.6%

Credit/Distressed – 12.4%
(Cost $77,103,000)

Chatham Asset Partners High Yield Fund, LP	$32,183,000

Knighthead Domestic Fund, L.P.	27,090,000

Varadero Partners, L.P.	30,044,000
89,317,000

Global Macro – 15.8%
(Cost $107,805,000)

Autonomy Global Macro Fund L.P.	32,879,000

Discovery Global Opportunity Partners, L.P.	25,350,000

Graticule Asia Macro Fund LP	31,017,000

Tse Capital Fund, L.P.	24,042,000
113,288,000

Non-U.S. Equity Hedge – 13.9%
(Cost $77,207,000)

Hermitage Global Partners LP*	25,000

Indus Pacific Opportunities Fund, L.P.	22,883,000

MW Eureka (US) Fund	26,584,000

Pelham Long/Short Fund LP	22,028,000

Pelham Long/Short Small Cap Fund LP	6,797,000

Zebedee Focus Fund Limited	21,732,000
100,049,000

Relative Value Multi-Strategy – 10.4%
(Cost $66,423,000)

Alphadyne Investment Strategies Partners, LP	24,486,000

DW Catalyst Onshore Fund, LP	19,496,000

Investcorp Interlachen Multi-Strategy Fund, LLC*	–

Polar Multi-Strategy Fund	30,559,000
74,541,000

Sector Hedge – 11.8%
(Cost $63,368,000)

Brenham Capital Fund, L.P.	39,130,000

Broadfin Healthcare Fund, LP	12,277,000

Camber Capital Fund L.P.	33,128,000
84,535,000

Special Situations – 16.4%
(Cost $101,760,000)

Archer Capital Fund, L.P.	22,923,000

Corvex Partners LP	25,663,000

HG Vora Special Opportunities Fund LP	27,597,000

Pentwater Event Fund LLC	17,749,000

Senator Global Opportunity Fund LP	23,779,000
117,711,000

U.S. Equity Hedge – 19.9%
(Cost $126,542,000)

Black Diamond Thematic, L.P.	28,027,000

Harvest Small Cap Partners, L.P.	17,453,000

HSCP Strategic I, L.P.	5,983,000

Lakewood Capital Partners, LP	19,269,000

Tide Point Partners, LP	23,487,000

Tourbillon Global Equities, LLC	21,219,000

TPG Public Equity Partners-A, L.P. Class A	14,506,000

		VALUE (ROUNDED TO THOUSANDS)

SUB-FUNDS – 100.6% – continued

U.S. Equity Hedge – 19.9% – continued

TPG Public Equity Partners-A, L.P. Class B		$12,890,000
		142,834,000
Total Investments in Sub-Funds
(Cost $620,208,000)		722,275,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.3%

Northern Institutional Funds – Diversified Assets Portfolio, 0.24% (1)(2)	2,348,000	$2,348,000
Total Cash Equivalent
(Cost $2,348,000)		$2,348,000

Total Investments – 100.9%
(Cost $622,556,000)		$724,623,000

Liabilities less Other Assets – (0.9)%		(6,349,000)
NET ASSETS – 100.0%		$718,274,000

(1)	Investment in affiliated Portfolio. 50 South Capital Advisors, LLC is the investment adviser to the Fund and Northern Trust Investments, Inc. is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds. 50 South Capital Advisors, LLC and Northern Trust Investments, Inc. are affiliates of Northern Trust Corporation.
(2)	At March 31, 2015, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $161,000 with net purchases of approximately $2,187,000 during the fiscal year ended March 31, 2016.
*	During the current year, all of the underlying investments’ value in these Sub- Funds were held in a side-pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side-pocket arrangement. In the aggregate, approximately 0.01% of the Fund’s net assets are in side-pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

See Notes to the Financial Statements.

ANNUAL REPORT	3	ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued	MARCH 31, 2016

At March 31, 2016, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Credit/Distressed	12.4%
Global Macro	15.8
Non-U.S. Equity Hedge	13.9
Relative Value Multi-Strategy	10.4
Sector Hedge	11.8
Special Situations	16.4
U.S. Equity Hedge	19.9
Cash Equivalent and Liabilities Less Other Assets	(0.6)

Total	100.0%

At March 31, 2016, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 10.9%	$62,254,000	$77,954,000
United States – 89.7%	557,954,000	644,321,000

Total	$620,208,000	$722,275,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. (e.g. quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and other financial instruments, if any. The Fund’s investment in the Northern Institutional Funds – Diversified Assets Portfolio is valued using Level 1 inputs. All other Sub-Funds’ values were measured using the net asset value per share (or its equivalent) practical expedient and in accordance with ASU 2015-07 and have not been classified in the fair value hierarchy. See Note 7 in the Notes to the Financial Statements for further risk and liquidity information of the Fund’s underlying investments by major category.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At March 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on March 31, 2015.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of March 31, 2016.

See Notes to the Financial Statements.

ALPHA CORE STRATEGIES FUND	4	ANNUAL REPORT

ALPHA CORE STRATEGIES FUND

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED MARCH 31, 2016

Rounded to thousands
INVESTMENT INCOME:
Dividend income on cash equivalents	$4,000 (1)
Total Investment Income	4,000
EXPENSES:
Investment management fees	6,583,000
Administration fees and expenses	658,000
Custody and accounting fees	117,000
Transfer agent fees and expenses	66,000
Registration fees	14,000
Audit and tax fees	172,000
Insurance	133,000
Legal fees	173,000
Printing	20,000
Trustee fees and expenses	235,000
Commitment fees	301,000
Interest expense	39,000
Other	70,000
Total expenses	8,581,000
Less expenses reimbursed by investment manager	(7,000)
Total Net Expenses	8,574,000
Net Investment Loss	(8,570,000)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	14,096,000
Net change in unrealized appreciation (depreciation) on investments	(37,334,000)
Net Loss on Investments	(23,238,000)
Net Decrease in Net Assets Resulting from Operations	$(31,808,000)

(1)	Amount includes dividend income from Diversified Assets Portfolio of the Northern Institutional Funds of $4,000.

See Notes to the Financial Statements.

ANNUAL REPORT	5	ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED MARCH 31,

Rounded to thousands	2016	2015
OPERATIONS:
Net investment loss	$(8,570,000)	$(7,162,000)
Net realized gain on investments	14,096,000	10,332,000
Net change in unrealized appreciation (depreciation) on investments	(37,334,000)	32,713,000
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,808,000)	35,883,000
UNIT TRANSACTIONS:
Capital Subscriptions (13,409,000 and 5,474,000 Units, respectively)	215,884,000	84,593,000
Capital Redemptions (2,204,000 and 2,118,000 Units, respectively)	(35,043,000)	(33,218,000)
Net Increase in Net Assets Resulting from Capital Transactions	180,841,000	51,375,000
Total Increase in Net Assets	149,033,000	87,258,000
NET ASSETS:
Beginning of Year (35,024,000 Units)	569,241,000	481,983,000
End of Year (46,229,000 Units)	$718,274,000	$569,241,000
Accumulated Net Investment Loss	$(54,287,000)	$(45,717,000)

See Notes to the Financial Statements.

ALPHA CORE STRATEGIES FUND	6	ANNUAL REPORT

ALPHA CORE STRATEGIES FUND

STATEMENT OF CASH FLOWS	FOR THE FISCAL YEAR ENDED MARCH 31, 2016

Rounded to thousands
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$(31,808,000)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of Sub-Funds	(263,170,000)
Proceeds from disposition of Sub-Funds	85,278,000
Net realized gain on investments	(14,096,000)
Net change in unrealized (appreciation) depreciation on investments	37,334,000
Changes in operating assets and liabilities:
Increase in receivable for dividends	(1,000)
Decrease in prepaid and other assets	8,000
Increase in investment management fees payable	379,000
Increase in administration fees and expenses payable	12,000
Increase in custody and accounting fees payable	2,000
Increase in transfer agent fees and expenses payable	1,000
Decrease in trustee fees and expenses payable	(12,000)
Increase in other accrued liabilities	58,000
Net cash flow used in operating activities	(186,015,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions	223,176,000
Capital redemptions	(32,974,000)
Borrowings on line of credit	43,800,000
Repayments on line of credit	(45,800,000)
Net cash flow provided by financing activities	188,202,000
NET INCREASE IN CASH AND CASH EQUIVALENTS	2,187,000
Cash and Cash Equivalents—Beginning of Year	161,000
Cash and Cash Equivalents—End of Year	$2,348,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$39,000

See Notes to the Financial Statements.

ANNUAL REPORT	7	ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED MARCH 31,

Selected per unit data	2016 (4)		2015 (4)		2014 (4)		2 013 (4)		2012 (4)
Net Asset Value, Beginning of Year	$16.25		$15.22		$13.81		$12.80		$13.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.21)		(0.21)		(0.20)		(0.19)		(0.17)
Net realized and unrealized gains (losses)	(0.50)		1.24		1.61		1.20		(0.25)
Total from Investment Operations	(0.71)		1.03		1.41		1.01		(0.42)
Net Asset Value, End of Year	$15.54		$16.25		$15.22		$13.81		$12.80
Total Return (1)	(4.37)%		6.77%		10.21%		7.89%		(3.18)%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of year	$718,274,000		$569,241,000		$481,983,000		$478,118,000		$481,855,000
Ratio to average net assets of:
Expenses, net of waivers and reimbursements (2)	1.30	% (5) (6)	1.37	% (5)	1.37	% (5)	1.43	% (5)	1.29	% (5)
Expenses, before waivers and reimbursements (2)	1.30	% (6)	1.37%		1.37%		1.43%		1.29%
Net investment loss, net of waivers and reimbursements	(1.30	)% (5)	(1.37	)% (5)	(1.37	)% (5)	(1.43	)% (5)	(1.29	)% (5)
Net investment loss, before waivers and reimbursements	(1.30)%		(1.37)%		(1.37)%		(1.43)%		(1.29)%
Portfolio Turnover Rate (3)	11.65%		15.33%		21.16%		42.68%		11.93%

(1)

Assumes investment at net asset value at the beginning of the year and a complete redemption of the investment at net asset value at the end of the year. An investor’s return may vary from these returns based on the timing of capital transactions. Total return is calculated for the year indicated.

(2)

The computation of such ratios based on the amount of expenses assessed to an investor’s capital may vary from these ratios based on the timing of capital transactions. These ratios do not include the expenses of the Sub-Funds.

(3)	Portfolio turnover rate includes initial and additional investments in Sub-Funds, as well as partial and full withdrawals from Sub-Funds.
(4)	Per unit information is calculated using the average units outstanding method.
(5)

The net expense and net investment loss ratios include an additional reimbursement on advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $7,000, $1,000, $6,000, $14,000, and $35,000, which represents less than 0.01% of average net assets for the fiscal years ended March 31, 2016, 2015, 2014, 2013 and 2012, respectively. Absent the additional reimbursement, expense reimbursement would have been decreased and net investment loss and net expenses increased by a corresponding amount.

(6)	The expense ratios include interest expense of approximately $39,000 which represents approximately 0.01% of average net assets for the fiscal year ended March 31, 2016.

See Notes to the Financial Statements.

ALPHA CORE STRATEGIES FUND	8	ANNUAL REPORT

ALPHA CORE STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS	MARCH 31, 2016

1. ORGANIZATION

Alpha Core Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Fund’s investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund operates as a “Fund-of-Funds,” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather invest in one of the two following “Feeder Funds,” both of which invest substantially all of their assets in the Fund: (1) Alpha Core Strategies Feeder Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Alpha Core Strategies Feeder Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

Effective June 1, 2015, 50 South Capital Advisors, LLC (“50 South”) replaced Northern Trust Investments, Inc. (“NTI”) as the Fund’s investment manager. 50 South is a wholly owned direct subsidiary of Northern Trust Corporation (“NTC”), and is registered with the U.S. Securities and Exchange Commission as an investment adviser. Control and management of the Fund and Feeder Funds’ business within NTC, as well as services being provided to the Fund and the fees associated with those services, have not changed due to the investment manager change.

The Northern Trust Company (“Northern Trust”), a subsidiary of NTC, is the custodian, fund accountant, transfer agent and administrator of the Fund.

Northern Trust Securities, Inc., (“NTSI”), a subsidiary of NTC, serves as the placement agent for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is defined as a non-diversified closed-end management investment company in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by 50 South, pursuant to delegation from the Board of the Fund. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the 50 South’s Pricing Committee for the Funds (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from 50 South and NTI as recommended to, and approved by, the Fund’s Board.

In determining the month end fair value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund investment provided to the Fund by the Sub-Fund, or its equivalent, such as ownership interest in partners’ capital or members’ capital of the Sub-Fund as of the reporting date as a practical expedient for fair value, as well as any other considerations identified that may increase or decrease such estimated fair value. In addition, each Sub-Fund’s NAV is monitored for conformity with U.S. GAAP through monthly reviews of the values of the underlying investments held by each Sub-Fund (when the Sub-Fund’s underlying investments are identified to the Pricing Committee, either directly or through a third-party pricing vendor) and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events. Accordingly, because of the inherent uncertainty of these valuations, these estimated fair values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material.

ANNUAL REPORT	9	ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

50 South continually monitors markets and the investment managers of the Sub-Funds. 50 South is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

The Fund’s cash equivalent investment, which is comprised of an investment in the Diversified Assets Portfolio of the Northern Institutional Funds, an open-ended investment company, is valued at its NAV.

B) CASH AND CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of three months or less as cash equivalents. Cash and cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions. The interest rate reflected in the Schedule of Investments represents the seven-day yield for money market funds.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

The Fund is also responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”) in proportion to the Fund’s investments in the Sub-Funds. The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s net asset value per year, and incentive fees range between 10% and 35% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES The Fund operates and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

As of March 31, 2016, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for tax years 2012 and thereafter remain subject to examination by the Internal Revenue Service.

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, 50 South is entitled to receive a 1.00% per annum fee of the Fund’s NAV, payable quarterly in arrears, calculated as of the last business day of each quarter. 50 South has agreed to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, transfer agent fees, interest expense and Sub-Fund fees and expenses, that exceed 0.50% per annum of the Fund’s NAV. Prior to June 1, 2015, NTI had the same compensation and reimbursement agreements with the Fund. The reimbursements described above are contractual. There were no reimbursements for the year ended March 31, 2016, as expenses described above did not exceed the threshold.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s NAV, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with Northern Trust for certain administrative services. Pursuant to the administration agreement with the Fund, Northern Trust, as administrator, is entitled to receive a 0.10% per annum fee of the Fund’s NAV payable monthly in arrears calculated as of the last business day of each month.

50 South has agreed to reimburse the Fund for all administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund’s NAV. Prior to June 1, 2015, NTI had agreed to reimburse the Fund for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund’s NAV. The reimbursements described above are contractual. There was no reimbursement for the year ended March 31, 2016, as expenses described above did not exceed the threshold.

NTSI may solicit subscriptions for Common Units (as defined below) on a “best efforts” basis. The Fund does not pay a placement fee to NTSI and common unitholders do not pay any sales charges or servicing fees.

As of March 31, 2016, NTI’s investment in the Fund was approximately $15,000 (less than 1% of net assets).

ALPHA CORE STRATEGIES FUND	10	ANNUAL REPORT

ALPHA CORE STRATEGIES FUND

MARCH 31, 2016

The Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI. The Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management fee (which reflects a combined fee for advisory and administrative services), transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of the management fee, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Portfolio is 0.35%. However, 50 South has agreed to reimburse the Fund in an amount equal to the portion of the management fee attributable to advisory services paid by the Fund as a result of its investments in the Portfolio. This reimbursement is included on the Statement of Operations as “Less expenses reimbursed by investment manager.”

4. CAPITAL TRANSACTIONS

The Fund offers common interests (“Common Units”) in a private placement to qualified investors that are “Accredited Investors” within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $50,000, subject to waiver or modification by 50 South in its sole discretion. Subscriptions are payable in full at the time an investor returns a completed subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers for its Common Units at the NAV as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $100,000. Should a Common Unitholder choose to tender their units, such tender must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within approximately twenty business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of March 31, 2016.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $255,520,000 and proceeds from sales of Sub-Funds of $75,092,000 (excluding short-term investments) for the year ended March 31, 2016.

At March 31, 2016, the estimated cost of investments for federal income tax purposes was $620,208,000. At March 31, 2016, accumulated net unrealized appreciation (depreciation) on investments was $102,067,000 consisting of $110,500,000 gross unrealized appreciation and $8,433,000 gross unrealized depreciation.

6. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month.

7. RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, “dollar rolls,” issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund’s net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Sub-Fund and could result in substantial losses. Creditors’ claims may be senior to the rights of unitholders in the Sub-Fund.

FASB Accounting Standards Codification 820 (“ASC 820”) Fair Value Measurement requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	Fair Value (in millions)	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Credit/Distressed (a)	$89	$ —	Quarterly	45-90 Days
Global Macro (c)	113	—	Monthly, Quarterly	30-90 Days
Non-U.S. Equity Hedge (d)	100	—	Not Eligible, Monthly, Quarterly	30-90 Days
Relative Value Multi-Strategy (b)	75	—	Not Eligible, Monthly, Quarterly	60-85 Days
Sector Hedge (d)	84	—	Monthly, Quarterly	60-95 Days
Special Situations (a)	118	—	Monthly, Quarterly	60-90 Days
U.S. Equity Hedge (d)	143	—	Monthly, Quarterly	30-90 Days

	$722	$ —

ANNUAL REPORT	11	ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

(a)	Event Driven—The managers in this category seek to profit from opportunities arising from specific situations affecting individual stocks or unique circumstances in a particular industry, sector or market. These market participants typically specialize in certain sectors of the Event Driven space, utilizing unique skills or knowledge of bankruptcy law, specific market events, or otherwise. Sub-strategies in this category include Credit/Distressed and Special Situations. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 55.09% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor level gate restrictions. These gates range from twelve months to fifteen months and do not allow for full redemptions. Investments representing approximately 5.77% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions within the first 12 months after acquisition. The remaining restriction period for these investments was approximately three to five months at March 31, 2016.

(b)	Relative Value—The managers in this category seek to deliver alpha without subjecting themselves to or relying on beta or general market exposure for performance. They seek to do this by identifying and exploiting various arbitrage opportunities between and among related groups of securities, with the expectation that returns will have a low correlation to the markets in which those securities trade. Sub-strategies in this category include Relative Value Multi-Strategy. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 26.15% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor level gate restrictions. These gates range up to thirteen months and do not allow for full redemptions. For one investment representing approximately less than 0.01% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restriction might lapse.

(c)	Global Macro—The managers in this category employ strategies directed more heavily towards the ebbs and flows of markets on a larger scale, as opposed to focusing on the relative attractiveness between individual securities. Managers seek to identify the direction that certain markets will follow over various time periods and position their portfolios accordingly. Sub-strategies in this category include Global Macro. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 29.02% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor level gate restrictions. The gate is for five months and do not allow for full redemptions.

(d)	Hedged Equity—The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 6.01% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor level gate restrictions. The gates are for one year and do not allow for full redemptions. Investments representing approximately 7.13% of the fair value of investments in this category cannot be immediately redeemed because the investments include restrictions that do not allow for full redemptions within the first 12 months after acquisition. The remaining restriction period for these investments was approximately five months to three years at March 31, 2016. For one investment representing approximately 0.01% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restriction might lapse.

8. BOARD OF TRUSTEES

Prior to January 1, 2016, each member of the Board (each, a “Trustee”) who is not an “interested person” of the Fund, as defined in the 1940 Act, received an annual retainer of $28,000 and $1,500 for each special in-person meeting of the Board or committee held outside the regular quarterly meetings. Effective January 1, 2016, each Trustee who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $32,100 and $1,500 for each special in-person meeting of the Board or committee held outside the regular quarterly meetings.

Prior to November 22, 2015, there were five Trustees, of which four were not “interested persons” of the Fund. Effective November 22, 2015, one of the Trustees who is not an “interested person,” Richard W. Durkes, resigned and thus, as of March 31, 2016, there are four Trustees, of which three of whom are not “interested persons” of the Fund. Prior to January 1, 2016, each Trustee who is not an “interested person” of the fund and who

ALPHA CORE STRATEGIES FUND	12	ANNUAL REPORT

ALPHA CORE STRATEGIES FUND

MARCH 31, 2016

serves as the Board chair or a committee chair received an additional retainer of $10,000 per annum from the Fund. Effective January 1, 2016, each Trustee who is not an “interested person” of the fund and who serves as a committee chair receives an additional annual retainer of $10,000 and the Board chair receives an additional annual retainer of $15,000 from the Fund.

The Fund reimburses those Trustees who are not “interested persons” of the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

9. BANK BORROWINGS

The Fund and another registered fund advised by 50 South have entered into a $50,000,000 revolving bank credit agreement, dated February 26, 2015, (the “Agreement”) administered by the Bank of Montreal for liquidity and other purposes. The interest rate charged under the Agreement is 1.75% above the London Interbank Offered Rate (“LIBOR”) on the date of the borrowing. In addition, there is an annual commitment fee of 0.75% on the unused portion of the credit line under the Agreement, payable quarterly in arrears, which is included in “Commitment fees” on the Statement of Operations. On February 25, 2016, the Fund renewed, replaced, and restated the Agreement (the “Fifth Agreement”). The terms of the Fifth Agreement remained the same. The Fifth Agreement was set to expire on March 25, 2016. On March 25, 2016, the Fund renewed, replaced, and restated the Fifth Agreement (the “Sixth Agreement”). The terms of the Sixth Agreement remained the same and will expire on March 24, 2017, unless renewed.

As of March 31, 2016, the Fund did not have any borrowings outstanding under the Agreement.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the year ended March 31, 2016 on the borrowings were $8,329,000 and 1.94%, respectively.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

ANNUAL REPORT	13	ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Unitholders of Alpha Core Strategies Fund:

We have audited the accompanying statement of assets and liabilities of Alpha Core Strategies Fund (the “Fund”), including the schedule of investments, as of March 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2016, by correspondence with the underlying fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Alpha Core Strategies Fund as of March 31, 2016, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include Sub-Fund investments valued at $722,275,000 (100.6% of net assets) as of March 31, 2016, whose fair values have been determined by 50 South Capital Advisors, LLC, pursuant to delegation from the Board of Trustees in the absence of readily determinable fair values.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

May 24, 2016

ALPHA CORE STRATEGIES FUND	14	ANNUAL REPORT

ALPHA CORE STRATEGIES FUND

TRUSTEES AND OFFICERS	MARCH 31, 2016 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Alpha Core Strategies Fund. A brief statement of their present positions and principal occupations during the past five years is also provided.

INDEPENDENT TRUSTEES
NAME, AGE, BUSINESS ADDRESS(1), POSITIONS HELD WITH FUND AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS(3)

John F.X. Manning Age: 53 Trustee since 2014	• Senior Vice President of Institutional Equity Sales and Partner of Cantor Fitzgerald from 1988 to 2013 (retired since 2013).	• 2	• Trustee of Equity Long/Short Opportunities Fund since 2014.

John J. Masterson Age: 56 Trustee since 2007	• Managing Director and Co-Chief Operating Officer of Global Securities Services at Goldman Sachs & Company from 1983 to 2006 (retired since 2006).	• 2

•  Former Trustee of Transparent Value Trust (2009-2015);

•  Director of Bogota Savings Bank Since 2012;

•  Director of Susa Registered Fund, LLC since 2014;

•  Trustee of Equity Long/Short Opportunities Fund since 2011.

Ralph F. Vitale Age: 67 Trustee since 2006	• Executive Vice President of Securities Finance for State Street Corporation from 1997 to 2003 (retired since 2003); • Director of Boston Rheology, LLC from 2005 to 2010.	• 2	• Trustee of Equity Long/Short Opportunities Fund since 2011.

(1)	Each Independent Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, Ropes & Gray LLP, 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606.

(2)	Trustees serve indefinite terms until their qualified successors are chosen.

(3)	This column includes only directorships of companies required to be reported to the Securities and Exchange Commission (the “SEC”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (i.e., public companies) or other investment companies registered under the 1940 Act.

ANNUAL REPORT	15	ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE(1)
NAME, AGE, BUSINESS ADDRESS, POSITIONS HELD WITH FUND AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS(3)

James D. McDonald 50 South LaSalle Street Chicago, IL 60603 Age: 56 Trustee since 2008

•  Executive Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. since 2014;

•  Senior Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. from 2009 to 2014;

•  Director of Equity Research at Northern Trust Investments, Inc. from 2001 to 2009.

		• 2	• None

(1)	Trustee who is a director, officer and/or employee of 50 South the Fund’s investment manager, or its affiliates.

(2)	Trustees serve indefinite terms until their qualified successors are chosen.

(3)	This column includes only directorships of companies required to be reported to the SEC under the Exchange Act (i.e., public companies) or other investment companies registered under the 1940 Act.

ALPHA CORE STRATEGIES FUND	16	ANNUAL REPORT

ALPHA CORE STRATEGIES FUND

MARCH 31, 2016 (UNAUDITED)

OFFICERS OF THE FUND
NAME, AGE, BUSINESS ADDRESS, POSITIONS HELD WITH FUND AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Robert D. DiCarlo Age: 49 50 South LaSalle Street Chicago, IL 60603 President since 2013

•  Senior Vice President and Chief Administrative Officer of 50 South Capital Advisors, LLC, since 2015;

•  Senior Vice President and Chief Administrative Officer of Northern Trust Investments, Inc. since 2011;

•  Assistant Controller of Aurora Investment Management from 2010 to 2011;

•  Vice President of Deutsche Bank from 2002 to 2009.

Randal Rein Age: 45 50 South LaSalle Street Chicago, IL 60603 Treasurer since 2008

•  Senior Vice President of Northern Trust Investments, Inc., since 2010;

•  Senior Vice President of Fund Administration of The Northern Trust Company through 2010;

•  Treasurer and Principal Financial Officer of FlexShares Trust since 2011;

•  Treasurer of Equity Long/Short Opportunities Fund since 2011;

•  Treasurer of Northern Funds and Northern Institutional Funds since 2008.

Michael Meehan Age: 45 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2011

•  Senior Vice President of Northern Trust Investments, Inc., since 2016;

•  Vice President of Northern Trust Investments, Inc., from 2011 to 2016;

•  Vice President of Fund Administration of The Northern Trust Company from 2009 to 2011.

Lori A. Anello Age: 35 50 South LaSalle Street Chicago, IL 60603 Assistant Treasurer since 2014	• Vice President of Financial Reporting of The Northern Trust Company since 2011; • Assistant Manager Financial Reporting of Invesco from 2009 to 2011.

Craig R. Carberry, Esq. Age: 55 50 South LaSalle Street Chicago, IL 60603 Secretary since 2004

•  Associate General Counsel and Senior Vice President at The Northern Trust Company since June 2015;

•  Chief Compliance Officer of Northern Trust Investments, Inc. since October 2015 and Secretary since 2000;

•  Assistant General Counsel and U.S. Funds General Counsel at The Northern Trust Company from July 2014 to June 2015;

•  Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company from 2000 to 2014;

•  Secretary of 50 South Capital Advisors, LLC since 2015;

•  Secretary of Equity Long/Short Opportunities Fund and FlexShares Trust since 2011;

•  Secretary of Northern Funds and Northern Institutional Funds since 2010;

•  Secretary of The Northern Trust Company of Connecticut from 2009 to 2013;

•  Secretary of Northern Trust Global Advisors from 2007 to 2012.

Steven P. Farmer Age: 44 50 South LaSalle Street Chicago, IL 60603 Chief Compliance Officer since 2015

•  Chief Compliance Officer for 50 South Capital Advisors, LLC since 2015;

•  Chief Compliance Officer for Northern Funds and Northern Institutional Funds since 2015;

•  Chief Compliance Officer for Equity Long-Short Opportunities Fund and FlexShares Trust since 2015;

•  Chief Compliance Officer for Mesirow Advanced Strategies from April 2007 to February 2015.

Darlene Chappell Age: 53 50 South LaSalle Street Chicago, IL 60603 Anti-Money Laundering Compliance Officer since 2009

•  Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015;

•  Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund and FlexShares Trust since 2011;

•  Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc. and Northern Trust Securities, Inc. since 2009;

•  Vice President and Compliance Consultant for The Northern Trust Company since 2006;

•  Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013 and Northern Trust Global Advisors, Inc. from 2009 to 2011.

(1)	Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

ANNUAL REPORT	17	ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

TRUSTEES AND OFFICERS continued

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees (the “Board”) of Alpha Core Strategies Fund unanimously approved the continuance of the Investment Management Agreement between the Fund and 50 South Capital Advisors, LLC (“50 South”) (the “Agreement”) at a meeting held on February 25, 2016. In advance of the meeting, the Trustees requested and received materials from 50 South relating to the Agreement, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other indices and closed-end hedge fund of funds in relevant peer groups. The closed-end hedge fund of funds included in the peer groups were objectively determined by Lipper Inc., an independent provider of fund data. In considering the Agreement, the Trustees reviewed many relevant factors, including: (1) the nature, quality and extent of the investment management services provided by 50 South, (2) the investment performance of the Fund, (3) the profitability of 50 South related to the Fund, including an analysis of 50 South’s cost of providing services and comparative expense information, (4) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of investors and (5) other benefits that accrue to 50 South through its relationship with the Fund. In their deliberations, the Trustees did not identify any particular information as controlling, and each Trustee attributed different weights to the various factors. Prior to voting, the independent Trustees met in executive session with their independent counsel to consider the materials provided by 50 South and the terms of the Agreement. Based on their review, the Trustees determined that the arrangements between the Fund and 50 South, as provided in the Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

In reaching this determination the Trustees considered the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES. The Trustees considered the nature, quality and extent of the services provided by 50 South to the Fund. The Trustees reviewed 50 South’s key personnel who provide investment management services to the Fund, as well as the fact that, under the Agreement, 50 South has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund’s investment policies and restrictions, subject to review by the Board. The Trustees considered that 50 South’s duties include: (i) investment research and Sub-Fund selection; (ii) adherence to (and monitoring of compliance with) the Fund’s investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) monitoring the performance of the various organizations providing services to the Fund, including the Fund’s placement agent, administrator, custodian and transfer agent. The Trustees also considered a favorable report from the Fund’s chief compliance officer.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided to it by 50 South under the Agreement.

INVESTMENT PERFORMANCE. In addition to the information received by the Trustees in advance of the meeting, the Trustees considered that the Board receives detailed performance information for the Fund at each regular Board meeting during the year. The Trustees recognized that it is difficult to compare the Fund’s investment performance to that of other funds because the Fund uses alternative investment strategies to generate returns with low volatility and low correlation with the market. Nevertheless, the Trustees reviewed information showing the performance of the Fund compared to that of certain market indices. The Trustees considered that the Fund had outperformed the HFRI Fund of Funds Index for total return for the one-year, three-year, five-year, and since inception (September 1, 2004) periods ended December 31, 2015. The Trustees noted that the Fund continues to meet its goals of managing downside risk and low volatility and providing attractive risk-adjusted returns to investors.

The Trustees concluded that, in light of the Fund’s performance versus relevant hedge fund indices, it would be in the Fund’s best interest to renew the Agreement with 50 South.

INVESTMENT MANAGEMENT FEES, COST OF SERVICES AND PROFITS REALIZED BY 50 SOUTH. The Trustees reviewed 50 South’s costs in serving as the Fund’s investment adviser, as well as the reported profitability of 50 South resulting from its relationship with the Fund. The Trustees considered the investment management fees paid by the Fund to 50 South, noting that the Fund pays 50 South a fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Trustees considered that it is difficult to make comparisons of management fees to those of other funds because there are variations in the services that are included in the fees paid by other funds. The Trustees also considered that the Fund’s actual advisory fees and total expenses ranked both in the second quintile for funds similar in size, character and investment strategy. The Trustees further considered that the Fund is one of only ten funds in its peer group that does not charge a performance fee. The Trustees considered information provided by 50 South illustrating the effect of performance fees on the funds in the Fund’s peer universe and noted that, after giving effect to performance fees, the Fund is ranked three of ten in its peer universe. The Trustees concluded that the Fund’s advisory fee and total expenses were reasonable.

ALPHA CORE STRATEGIES FUND	18	ANNUAL REPORT

ALPHA CORE STRATEGIES FUND

MARCH 31, 2016 (UNAUDITED)

ECONOMIES OF SCALE. The Trustees considered whether the Fund benefits from economies of scale realized by 50 South. In this regard, the Trustees received and discussed information concerning economies of scale realized by 50 South as the Fund’s assets grow beyond current levels. In addition, the Board considered the 50 South’s discussion of the Fund’s management fee structure and 50 South’s view that the Fund is sharing in economies of scale through the level at which the Fund’s management fee is set and as a result of 50 South not charging a performance fee.

The Board noted that the Fund’s management fee schedules do not contain breakpoints that would reduce the fee rate on assets above specified levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the fee schedules is acceptable at this time.

OTHER BENEFITS TO 50 SOUTH. In evaluating the benefits that accrue to 50 South through its relationship with the Fund, the Trustees noted that 50 South and certain of its affiliates serve the Fund in various capacities, including as manager, placement agent, administrator, custodian and transfer agent, and receive compensation from the Fund in connection with providing such services to the Fund. The Trustees considered that each service provided to the Fund by 50 South or one of its affiliates is pursuant to a written agreement, which the Trustees evaluate periodically as required by law. The Trustees concluded that the additional benefits accruing to 50 South and its affiliates were reasonable.

ANNUAL REPORT	19	ALPHA CORE STRATEGIES FUND

ALPHA CORE STRATEGIES FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at sec.gov. You may also obtain a copy at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s web site at sec.gov.

ALPHA CORE STRATEGIES FUND	20	ANNUAL REPORT

Item 2. Code of Ethics.

(a)	Alpha Core Strategies Fund (the “registrant” or “Trust”) has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	The Code of Ethics was updated during the period covered by the report to reflect the change in the name of the Trust.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. John J. Masterson and Ralph F. Vitale are each an “audit committee financial expert” and each is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees billed by Deloitte & Touche LLP (“D&T”), independent registered public accounting firm, related to the Trust. D&T billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

	2016			2015
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$60,800	N/A	N/A	$60,800	N/A	N/A

(b) Audit-Related Fees	$30,450(1)	$0	$97,000(3)	$30,450(1)	$0	$109,000(3)

(c) Tax Fees	$40,250(2)	$0	$3,997,950(4)	$40,250(2)	$0	$4,569,000(4)

(d) All Other Fees	$0	$0	$10,233,000(5)	$0	$0	$552,000(6)

(1)	Amount relates to 17f-2 procedures.
(2)	Preparation and signing of tax return.
(3)	Amounts relate to performance examination services performed for Northern Trust Global Investments Limited and agreed upon procedures for The Northern Trust Company.
(4)	Amounts relate to international tax compliance and consulting, fund tax return reviews, and general tax consultations for The Northern Trust Company.
(5)	Amount relates to regulatory consulting, EIM strategy consulting, Sarbanes-Oxley consulting, BASAL Committee support and other consulting fees.
(6)	Amount relates to internal audit services.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by D&T for the fiscal years ended March 31, 2016 and March 31, 2015 are 50 South Capital Advisors, LLC (“50 South” or the “Investment Manager”) and entities controlling, controlled by or under common control with 50 South that provide ongoing services to the registrant. Services performed for service affiliates that relate directly to the operations and financial reporting of the registrant are required to be pre-approved. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by D&T for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by D&T other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant’s Audit Committee Charter adopted on April 21, 2004 (and revised on August 18, 2011, May 23, 2013 and May 28, 2015) to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the registrant’s designated Audit Committee Financial Expert (if any) acting jointly (if both are available) or singly (if either is unavailable), provided that, in each case, such pre-approvals must be reported to the full audit committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services was approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by D&T for services rendered to the registrant and service affiliates for the last two fiscal years were $14,398,650 and $5,300,700 for 2016 and 2015, respectively.

Item 4(h): Non-Audit Services and Independent Registered Public Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of services other than audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of regulation S-X is compatible with maintaining the independent registered public accounting firm’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant and the Investment Manager have each adopted proxy voting policies; policies and procedures (together, the “Proxy Voting Policies and Procedures”), which are attached as Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	At April 30, 2016, the Fund is managed by an investment team that is responsible for the selection and monitoring of Advisers and Sub-Funds. The investment team is led by Robert P. Morgan, John F. Frede and Tristan L. Thomas.

Robert P. Morgan is the Managing Director of 50 South Capital Advisors, the wholly-owned subsidiary of Northern Trust focused on alternatives investments. He has management responsibility for the firm and is Chair of the Investment Committee. He had previously been Director of Private Equity at Northern Trust, a position he held since co-founding the Private Equity funds group in 2000, and an area in which he remains heavily involved.

Prior to joining Northern Trust, he worked as a Director at Frye-Louis Capital Advisors, LLC (“FLCA”), a Chicago-based private equity investment manager, and was responsible for all of the operations of FLCA, including the management of a private equity fund-of-funds. Prior to joining FLCA, Bob worked for Heller Financial, Inc., a middle-market commercial finance company which was later acquired by General Electric. Bob was a Senior Vice President at Heller and was responsible for its private equity programs. Within Heller, Bob held several roles, including positions in the Corporate Finance Group, Corporate Credit and Heller Equity Capital Corporation, Heller’s captive private equity fund. While at Heller, Bob also oversaw a direct equity co-investment program. Prior to attending business school, Bob worked for a commercial bank in North Carolina. He has invested in hundreds of private equity funds covering the buyout, venture capital, credit, distressed debt, real estate and international markets. Bob sits on the board of the Illinois Venture Capital Association and several fund advisory boards. He received his BA in Economics from Wake Forest University and an MBA from Emory University.

John F. Frede is Director of Research for 50 South Capital’s Hedge Fund Investment Team, responsible for manager selection and monitoring and is a member of the Senior Investment Committee. Prior to joining 50 South Capital, John was Head of Research Management at Mesirow Advanced Strategies and a member of the Senior Investment Group. In this capacity, John was responsible for managing all aspects of Mesirow’s hedge fund research process and team. Prior to that role, John opened Mesirow’s London office and built its research team while serving as Head of European Research. He was responsible for monitoring and sourcing all hedge fund strategies in the region. Prior to Mesirow, John was Head of Research for the Americas at Mercer Investment Consulting where he chaired a number of the firm’s ratings committees across traditional and alternative asset classes. John received a Bachelor of Science in finance from Indiana University. He is a Chartered Financial Analyst and a member of the CFA Institute.

Tristan L. Thomas is Director of Portfolio Strategy for 50 South Capital’s Hedge Fund Investment Team, responsible for portfolio construction and monitoring and a member of the team’s Senior Investment Committee. Prior to joining 50 South Capital, he was a Strategy Head at Mesirow Advanced Strategies and a member of the Senior Investment Group. He was responsible for the monitoring and sourcing of all strategies that fell outside of credit and equity including macro, commodities, relative value, multi-strategy, volatility, convertible arbitrage and reinsurance. Prior to his role as a Strategy Head, he was a Senior Analyst covering all hedge fund strategies in Asia. He began his career at Lehman Brothers where he was on the emerging markets fixed income desk focused on sovereign debt and derivatives. Mr. Thomas received a B.A. from the University of Wisconsin in political science and international relations and holds a Masters in Business Administration from NYU’s Stern School of Business. He is a Chartered Financial Analyst and a member of the CFA Institute. He also holds his series 7 and 63 licenses.

(a)(2)	The following table describes certain information with respect to accounts for which the Investment Team has day-to-day responsibility, including Alpha Core Strategies Fund.

The table below discloses accounts within each type of category listed below for which the Investment Team was jointly and primarily responsible for day-to-day portfolio management as of April 30, 2016:

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance

Alpha Core Strategies Fund:	1	$742	0	$0

Registered Investment Companies (other than Alpha Core Strategies Fund):	1	$152	0	$0

Other Pooled Investment Vehicles:	3	$658	0	$0

Other Accounts:	0	$0	0	$0

Material Conflicts of Interest

The Investment Manager’s portfolio managers are responsible for managing one or more separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with the Investment Manager than the Fund. The side-by-side management of these accounts may raise potential conflicts of interest relating to the allocation of investment opportunities. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that, due to varying investment restrictions among accounts and for other reasons, that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts. The Investment Manager has a responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. The Investment Manager conducts periodic reviews for consistency with these policies.

The Investment Manager will give advice to and make investment decisions for the Fund as it believes is in the best interests of the Fund. Advice given to the Fund or investment decisions made for the Fund may differ from, and may conflict with, advice given or investment decisions made for the Investment Manager or its affiliates or other funds or accounts managed by the Investment Manager or its affiliates. Conflicts may also arise because portfolio decisions regarding the Fund may benefit the Investment Manager or its affiliates or another account or fund managed by the Investment Manager or its affiliates. Actions taken with respect to the Investment Manager and its affiliates’ other funds or accounts managed by them may adversely impact the Fund, and actions taken by the Fund may benefit the Investment Manager or its affiliates or its other funds or accounts.

(a)(3)	The Investment Manager seeks to compensate its portfolio managers on a competitive basis recognizing that they are a key resource. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by the Investment Manager or Northern Trust Corporation, the Investment Manager’s parent that owns 100% of the Investment Manager’s common stock.

Base compensation - Generally, portfolio managers receive base compensation based on their seniority and/or their position with the Investment Manager, which may include the amount of assets supervised and other management roles within the Investment Manager.

Discretionary compensation - In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Deferred Compensation Program - A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that offers investment options.

Options and Restricted Stock Awards - Portfolio managers may receive incentive stock options. The parent of the Investment Manager previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. The Investment Manager also has a restricted stock award program designed to reward key employees with Northern Trust Company stock as an incentive to contribute to the long-term success of NTI. These awards vest over a period of years.

Incentive Savings Plan - Northern Trust Corporation has in place a 401(k) plan in which portfolio managers may participate. The 401(k) plan may involve a company match of the employee’s contribution of up to 6% of the employee’s salary. The company match is made in cash. The firm’s 401(k) plan offers a range of investment options, including registered investment companies managed by an affiliate of the Investment Manager. The members of the Investment Team are eligible to participate in these plans.

Retirement Plan - Northern Trust Corporation has in place a defined benefit plan in which all portfolio managers are automatically enrolled upon joining the Investment Manager.

Annual incentive compensation for each portfolio manager is based upon various factors including the investment performance of the Fund and the investment performance of the Investment Manager’s total assets under management relative to predetermined benchmarks, as well as the portfolio manager’s overall contribution to the Investment Manager.

Senior portfolio managers who perform additional management functions within the Investment Manager may receive additional compensation in these capacities. Compensation is structured so that key professionals benefit from remaining with the Investment Manager. The Investment Manager’s Chief Executive Officer, with input from other senior officers of the Investment Manager, determines all compensation matters for portfolio managers. The Investment Manager’s basic compensation structure has been in place since its inception.

(a)(4)	As of April 30, 2016, the members of the Investment Team did not beneficially own any equity securities in the Fund, other than as follows:

Name	Dollar Range of Equity Securities Owned in the Fund
Robert P. Morgan	$100,001-$500,000
Tristan L. Thomas	$100,001-$500,000

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Exhibit 99.CODE: Code of Ethics pursuant to Item 2 of Form N-CSR.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

(c)	Exhibit 99.PROXYPOL: Proxy Voting Policies and Procedures pursuant to Item 7 of Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Core Strategies Fund

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	June 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	June 3, 2016

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	June 3, 2016